Concentrations of Risk	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations of Risk
14. Concentrations of Risk
The Company has certain customers whose revenue individually represented 10% or more of the Company’s total revenue or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable.
For
the
nin
e
 months ended
September
 30, 2022 and 2021, two customers accounted for 97% and 100% of revenue recognized, respectively.
As

of September 30, 2022, two customers accounted
for 100% of accounts receivable.

13. Concentrations of Risk
The Company has certain customers whose revenue individually represented 10% or more of the Company’s total revenue or whose accounts receivable balances individually represented 10% or more of the Company’s total accounts receivable.
For the years ended December 31, 2021 and 2020, two customers accounted for all revenue recognized in the period.
As of December 31, 2021, there were no customer concentrations in accounts receivable. As of December 31, 2020, one customer accounted for 97% of accounts receivable.